Note 18 - Non-controlling Interest	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
18.	NON-CONTROLLING INTEREST

	March 31, 2018	March 31, 2017
Profit (loss) allocated to non-controlling interest
Just Ventures (a)	$9,603	$24,558
Just Energy Deutschland GmbH (b)	(305)	(72)
SWPro (b)	-	(15)
	$9,298	$24,471

	Just Ventures	Just Energy Deutschland GmbH	SWPro
	(until August 1, 2017)
Summarized financial information for 2018:
Gross margin	$38,501	$82	$78
Selling and marketing expenses	13,829	2,148	477
Profit (loss) from operations	24,672	(2,106)	(399)
Cash flows provided by (used in) operating activities	24,672	(2,106)	(399)
Cash flows used in financing activities	(24,672)	-	-

Summarized financial information for 2017:	Just Ventures	Just Energy Deutschland GmbH	SWPro
Gross margin	$82,357	$5	$(43)
Selling and marketing expenses	34,264	235	100
Profit (loss) from operations	48,093	(349)	(143)
Cash flows provided by (used in) operating activities	48,093	(349)	(143)
Cash flows used in financing activities	(48,093)	-	-

(a)	On
August 1, 2017,
Just Energy announced that it reached an agreement with its joint venture partner, Red Ventures LLC, to end the exclusive relationship for online sales of the Just Energy brand in North America. To facilitate the transaction, Just Energy acquired the outstanding
50%
interest of each of Just Ventures LLC in the United States and Just Ventures L.P. in Canada. Under the terms of the agreement, the purchase price is a function of go-forward earnings based on the current client base and is payable in quarterly installments over five
years estimated at
$99.8
million. As at
March 31, 2018,
the current liabilities amount to
$26.4
million and long-term liabilities amount to
$56.6
million.

(b)	Just Energy owns
95%
of the issues and outstanding shares of Just Energy Deutschland GmbH and
51%
of the issued and outstanding shares of db SWPro GmbH (“SWPro”), and therefore, has treated the
5%
and
49%,
respectively, that is
not
owned by Just Energy as a non-controlling interest.